Financial Instruments - Summary of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	[2]
Financial assets [Abstract]
Environmental trust fund	$ 55.5	$ 44.5	[1]	$ 35.0
Trade and other receivables	201.9	170.2	[1]
Cash and cash equivalents	479.0	526.7	[1],[2]	$ 440.0	[2]	$ 458.0
Fair value through profit or loss
Trade receivables from provisional copper concentrate sales	21.2	10.6
Available for sale [Abstract]
Investments	99.1	13.8
Copper derivative contracts	3.3	0.0	[1]
Financial liabilities [Abstract]
Borrowings	1,781.5	1,692.9
Trade and other payables	451.0	459.3
South Deep dividend	6.4	6.4
Trades and Other Payables [Member]
Financial assets [Abstract]
Trade and other receivables	45.3	57.9
Warrant [Member]
Available for sale [Abstract]
Derivative Instruments	5.5	5.9
Gold and Oil Derivative Contracts [Member]
Available for sale [Abstract]
Derivative Instruments	$ 25.0	$ 0.0

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.